UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-9054

        Credit Suisse Opportunity Funds
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          May 1, 2005 to July 31, 2005

Item 1. Schedule of Investments

Credit Suisse High Income Fund
Schedule of Investments
July 31, 2005 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (89.0%)
Aerospace & Defense (1.7%)
$ 650	Aviall, Inc., Senior Notes
	(Callable 07/01/07 @ $103.81)	(BB , B1)	07/01/11	7.625	$ 689,000
500	BE Aerospace, Inc., Series B, Senior Subordinated
	Notes	(B- , Caa2)	03/01/08	8.000	503,750
250	L-3 Communications Corp., Global
	Senior Subordinated Notes
	(Callable 01/15/10 @ $102.94)	(BB+ , Ba3)	01/15/15	5.875	245,625
400	L-3 Communications Corp., Rule 144A,
	Senior Subordinated Notes
	(Callable 10/15/10 @ $103.19) ‡	(BB+ , Ba3)	10/15/15	6.375	407,000
620	Sequa Corp., Senior Notes	(BB- , B1)	08/01/09	9.000	691,300
250	Sequa Corp., Series B, Senior Notes	(BB- , B1)	04/01/08	8.875	271,875
250	TransDigm, Inc., Global Company Guaranteed
	Notes (Callable 07/15/06 @ $106.28)	(B- , B3)	07/15/11	8.375	267,500

					3,076,050

Airlines (0.1%)
100	American Airlines, Inc., Series 01-2, Pass
	Thru Certificates	(B , B1)	10/01/06	7.800	96,071

Automobile Manufacturing/Vehicle Parts (2.2%)
500	Cooper-Standard Automotive, Inc., Global
	Company Guaranteed Notes
	(Callable 12/15/09 @ $104.19) §	(B , B3)	12/15/14	8.375	442,500
350	Cummins, Inc., Global Senior Notes
	(Callable 12/01/06 @ $104.75) §#	(BBB- , Ba2)	12/01/10	9.500	387,625
150	Dura Operating Corp., Series D,
	Company Guaranteed Notes
	(Callable 05/01/06 @ $101.50) §	(CCC+ , Caa1)	05/01/09	9.000	128,250
500	Goodyear Tire & Rubber Co., Rule 144A, Senior
	Notes (Callable 07/01/10 @ $104.50) §‡	(B- , B3)	07/01/15	9.000	512,500
500	Group 1 Automotive, Inc., Senior Subordinated
	Notes (Callable 08/15/08 @ $104.12)	(B+ , B1)	08/15/13	8.250	513,750
200	Holley Performance Products, Inc., Series B,
	Company Guaranteed Notes
	(Callable 09/15/05 @ $102.04)	(CCC- , Caa3)	09/15/07	12.250	180,000
600	Metaldyne Corp., Global Company Guaranteed
	Notes (Callable 06/15/07 @ $105.50) §	(CCC+ , Caa2)	06/15/12	11.000	447,000
250	Metaldyne Corp., Rule 144A, Senior Notes
	(Callable 11/01/08 @ $105.00) §#‡	(CCC+ , Caa1)	11/01/13	11.000	221,250
250	Stanadyne Corp., Global Senior Subordinated
	Notes (Callable 08/15/09 @ $105.00)	(B- , Caa1)	08/15/14	10.000	250,000
520	TRW Automotive, Global Senior Subordinated
	Notes (Callable 02/15/08 @ $105.50) §	(BB- , B1)	02/15/13	11.000	605,800
350	Visteon Corp., Global Senior Notes	(B- , B3)	08/01/10	8.250	340,375

					4,029,050

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Broadband (0.1%)
$ 250	Primus Telecommunications Group, Inc., Global
	Senior Notes (Callable 01/15/09 @ $104.00)	(CCC- , Caa1)	01/15/14	8.000	$ 135,000

Broadcast/Outdoor (0.8%)
450	Allbritton Communications Co., Global
	Senior Subordinated Notes
	(Callable 12/15/07 @ $103.88)	(B- , B3)	12/15/12	7.750	452,813
150	Gray Television, Inc., Global Company
	Guaranteed Notes
	(Callable (12/15/06 @ $104.62)	(B- , Ba3)	12/15/11	9.250	164,625
850	Nexstar Finance Holdings LLC, Global
	Senior Discount Notes
	(Callable 04/01/08 @ $105.69) §+	(B- , Caa1)	04/01/13	0.000	651,312
100	Sinclair Broadcast Group, Inc., Global Company
	Guaranteed Notes
	(Callable 12/15/06 @ $104.38)	(B , B2)	12/15/11	8.750	106,500

					1,375,250

Building Products (1.0%)
133	Airxcel, Inc., Series B, Senior Subordinated
	Notes (Callable 11/15/05 @ $100.00)	(CCC+ , Caa1)	11/15/07	11.000	133,665
250	Collins & Aikman Floorcovering, Global
	Company Guaranteed Notes
	(Callable 02/15/06 @ $104.88)	(B- , Caa1)	02/15/10	9.750	261,875
700	Jacuzzi Brands, Inc., Global Secured Notes
	(Callable 07/01/07 @ $104.81)	(B , B3)	07/01/10	9.625	773,500
250	Nortek, Inc., Global Senior Subordinated Notes
	(Callable 09/01/09 @ $104.25)	(CCC+ , Caa1)	09/01/14	8.500	244,688
500	Ply Gem Industries, Inc., Global Senior
	Subordinated Notes
	(Callable 02/15/08 @ $104.50)	(B- , B3)	02/15/12	9.000	440,000

					1,853,728

Cable (5.5%)
500	Adelphia Communications Corp., Series B,
	Senior Notes ø	(NR , NR)	02/15/04	9.500	427,500
260	Adelphia Communications Corp., Series B, Senior
	Notes ø	(NR , NR)	07/15/04	10.500	228,800
1,075	Cablevision Systems Corp., Series B, Global
	Senior Notes §	(B+ , B3)	04/15/12	8.000	1,085,750
1,000	Charter Communications Holdings LLC, Senior
	Notes (Callable 04/01/06 @ $101.44) §	(CCC- , Ca)	04/01/09	8.625	805,000
1,850	Charter Communications Holdings LLC, Senior
	Notes (Callable 09/15/08 @ $105.12)	(CCC- , Caa1)	09/15/10	10.250	1,919,375
525	CSC Holdings, Inc., Rule 144A, Senior Notes ‡	(BB- , B1)	04/15/12	6.750	509,250
275	CSC Holdings, Inc., Senior Notes	(BB- , B1)	12/15/07	7.875	285,656
200	CSC Holdings, Inc., Series B, Debentures §	(BB- , B1)	08/15/09	8.125	207,000
200	CSC Holdings, Inc., Series B, Senior Notes	(BB- , B1)	07/15/09	8.125	207,000
390	CSC Holdings, Inc., Series B, Senior Notes	(BB- , B1)	04/01/11	7.625	394,875
180	Insight Communications Company, Inc.,
	Senior Discount Notes
	(Callable 02/15/06 @ $106.12) §+	(CCC+ , Caa1)	02/15/11	0.000	184,050

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Cable
$ 20	Insight Midwest/Insight Capital Corp., Global
	Senior Notes (Callable 11/01/05 @ $105.25)	(B , B2)	11/01/10	10.500	$ 21,300
1,110	Insight Midwest/Insight Capital Corp., Senior
	Notes (Callable 10/01/05 @ $103.25)	(B , B2)	10/01/09	9.750	1,153,013
950	Mediacom LLC Capital Corp., Senior Notes
	(Callable 02/15/06 @ $103.94) §	(B , B3)	02/15/11	7.875	921,500
650	Olympus Communications LP, Series B, Senior
	Notes ø	(NR , NR)	11/15/06	10.625	918,125
597	Renaissance Media Group LLC, Company
	Guaranteed Notes
	(Callable 04/15/06 @ $100.00) #	(CCC+ , B3)	04/15/08	10.000	594,761

					9,862,955

Capital Goods (1.0%)
250	Blount, Inc., Senior Subordinated Notes
	(Callable 08/01/08 @ $104.44)	(B , B3)	08/01/12	8.875	273,750
1,000	Case New Holland, Inc., Global Company
	Guaranteed Notes
	(Callable 08/01/07 @ $104.63)	(BB- , Ba3)	08/01/11	9.250	1,087,500
280	JII Holdings LLC, Global Secured Notes
	(Callable 01/01/06 @ $103.25)	(CCC- , Caa2)	04/01/07	13.000	245,000
235	Motors & Gears, Inc., Series D, Senior Notes	(CCC , Caa1)	11/15/06	10.750	218,550

					1,824,800

Chemicals (4.2%)
488	Crystal US Holdings, Global Senior Discount
	Notes (Callable 10/01/09 @ $105.25) *	(B- , Caa2)	10/01/14	10.500	353,800
200	Equistar Chemicals Funding, Global Company
	Guaranteed Notes	(BB- , B2)	09/01/08	10.125	221,000
800	Equistar Chemicals Funding, Global Senior
	Notes (Callable 05/01/07 @ $105.31)	(BB- , B2)	05/01/11	10.625	896,000
423	Huntsman Company LLC, Global Company
	Guaranteed Notes (Callable 10/15/07 @ $105.81)	(BB- , B1)	10/15/10	11.625	499,140
198	Huntsman LLC, Global Company Guaranteed
	Notes (Callable 07/15/08 @ $105.75)	(B , B2)	07/15/12	11.500	231,660
500	IMC Global, Inc., Global Senior Notes
	(Callable 08/01/08 @ $105.44)	(BB , Ba3)	08/01/13	10.875	591,875
250	IMC Global, Inc., Rule 144A, Company Guaranteed
	Notes (Callable 06/01/06 @ $105.62) ‡	(BB , Ba3)	06/01/11	11.250	277,500
500	KI Holdings, Inc., Global Senior Discount Notes
	(Callable 11/15/09 @ $104.94) +	(B- , Caa2)	11/15/14	0.000	317,500
1,100	Lyondell Chemical Co., Global Company Guaranteed
	Notes (Callable 06/01/08 @ $105.25) §	(BB- , B1)	06/01/13	10.500	1,276,000
100	Lyondell Chemical Co., Global Company Guaranteed
	Notes (Callable 12/15/05 @ $104.75)	(BB- , B1)	12/15/08	9.500	106,625
200	Lyondell Chemical Co., Series A, Notes	(BB- , B1)	05/01/07	9.625	214,500
20	Lyondell Chemical Co., Series B, Senior Secured
	Notes (Callable 05/01/06 @ $100.00) §	(BB- , B1)	05/01/07	9.875	20,650
350	Nalco Co., Global Senior Notes
	(Callable 11/15/07 @ $103.88)	(B- , B2)	11/15/11	7.750	374,063
550	PolyOne Corp., Global Company Guaranteed Notes
	(Callable 05/15/07 @ $105.31)	(B+ , B3)	05/15/10	10.625	594,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Chemicals
$ 250	Resolution Performance Products LLC,
	Global Senior Subordinated Notes
	(Callable 04/15/06 @ $104.75)	(B- , B3)	04/15/10	9.500	$ 259,062
400	Resolution Performance Products LLC,
	Global Senior Subordinated Notes
	(Callable 11/15/05 @ $106.75) §	(B- , Caa2)	11/15/10	13.500	434,000
747	Terra Capital, Inc., Global Secured Notes
	(Callable 06/01/07 @ $105.75)	(B- , B2)	06/01/10	11.500	864,652

					7,532,027

Competitive Local Exchange Carrier (CLEC) (0.4%)
350	Block Communications, Inc., Global
	Company Guaranteed Notes
	(Callable 04/15/06 @ $104.63) §	(B- , B2)	04/15/09	9.250	373,188
294	Time Warner Telecom LLC, Senior Notes
	(Callable 07/15/06 @ $100.00) §	(CCC+ , B3)	07/15/08	9.750	298,636

					671,824

Consumer Products/Tobacco (3.2%)
400	AAC Group Holding Corp., Rule 144A,
	Senior Discount Notes
	(Callable 10/01/08 @ $105.13) +‡	(B- , Caa1)	10/01/12	0.000	291,000
200	Central Garden & Pet Co., Senior Subordinated
	Notes (Callable 02/01/08 @ $104.56)	(B+ , B1)	02/01/13	9.125	217,000
95	Chattem, Inc., Global Senior Subordinated Notes
	(Callable 03/01/09 @ $103.50) §	(B , B2)	03/01/14	7.000	98,563
650	Jarden Corp., Global Company Guaranteed Notes
	(Callable 05/01/07 @ $104.88)	(B- , B3)	05/01/12	9.750	699,562
1,000	Johnsondiversey Holdings, Inc., Global Discount
	Notes (Callable 05/15/07 @ $105.34) §+	(B , Caa1)	05/15/13	0.000	720,000
950	Johnsondiversey, Inc., Series B, Global Company
	Guaranteed Notes (Callable 05/15/07 @ $104.81)	(B , B3)	05/15/12	9.625	976,125
553	PCA LLC, Global Senior Notes	(B- , Caa2)	08/01/09	11.875	403,690
400	Prestige Brands, Inc., Global Senior Subordinated
	Notes (Callable 04/15/08 @ $104.63) §	(B- , B3)	04/15/12	9.250	410,000
400	Reddy Ice Group, Inc., Global Senior Subordinated
	Notes (Callable 08/01/07 @ $104.44)	(B- , B3)	08/01/11	8.875	426,000
750	Remington Arms Company, Inc., Global
	Company Guaranteed Notes
	(Callable 02/01/07 @ $105.25) §	(CCC+ , B3)	02/01/11	10.500	738,750
250	RJ Reynolds Tobacco Holdings, Rule 144A,
	Notes ‡	(BB+ , Ba2)	07/15/10	6.500	250,000
500	Sealy Mattress Co., Global Senior Subordinated
	Notes (Callable 06/15/09 @ $104.13)	(B- , B3)	06/15/14	8.250	535,000

					5,765,690

Containers (2.9%)
800	Constar International, Inc., Senior Subordinated
	Notes (Callable 12/01/07 @ $105.50) §	(CCC+ , Caa1)	12/01/12	11.000	648,000
400	Graham Packaging Company, Inc., Rule 144A,
	Subordinated Notes
	(Callable 10/15/09 @ $104.94) §‡	(CCC+ , Caa2)	10/15/14	9.875	414,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Containers
$ 400	Graphic Packaging International Corp., Global
	Senior Subordinated Notes
	(Callable 08/15/08 @ $104.75)	(B- , B3)	08/15/13	9.500	$ 412,000
100	Intertape Polymer US, Inc., Global
	Senior Subordinated Notes
	(Callable 08/01/09 @ $104.25)	(B- , B3)	08/01/14	8.500	98,516
200	Owens-Brockway, Global Company Guaranteed
	Notes (Callable 02/15/06 @ $104.44)	(BB- , B1)	02/15/09	8.875	212,500
500	Owens-Brockway, Global Company Guaranteed
	Notes (Callable 05/15/08 @ $104.13)	(B , B2)	05/15/13	8.250	543,125
400	Owens-Illinois, Inc., Senior Notes §	(B , B3)	05/15/07	8.100	419,000
35	Owens-Illinois, Inc., Senior Notes §	(B , B3)	05/15/08	7.350	36,400
250	Plastipak Holdings, Inc., Global Company
	Guaranteed Senior Notes
	(Callable 09/01/06 @ $105.38)	(B+ , B3)	09/01/11	10.750	276,250
250	Pliant Corp., Company Guaranteed Notes
	(Callable 06/01/06 @ $104.33) §	(CCC+ , Caa2)	06/01/10	13.000	203,750
750	Pliant Corp., Global Secured Notes
	(Callable 06/01/07 @ $105.56) §	(CCC+ , B3)	09/01/09	11.125	727,500
300	Solo Cup Co., Global Senior Subordinated Notes
	(Callable 02/15/09 @ $104.25) §	(B- , B3)	02/15/14	8.500	288,750
100	Tekni-Plex, Inc., Series B, Company Guaranteed
	Notes (Callable 06/15/06 @ $104.25) §	(CCC- , Ca)	06/15/10	12.750	74,000
800	U.S. Can Corp., Global Company Guaranteed
	Notes (Callable 07/15/07 @ $105.44) §	(CCC+ , Caa2)	07/15/10	10.875	856,000

					5,209,791

Diversified Telecommunications (2.6%)
500	Cincinnati Bell, Inc., Global Senior Subordinated
	Notes (Callable 01/15/09 @ $104.19) §	(B- , B3)	01/15/14	8.375	517,500
500	Citizens Communications Co., Senior Notes	(BB+ , Ba3)	01/15/13	6.250	488,750
375	Hawaiian Telcom Communications, Inc., Rule 144A,
	Senior Notes (Callable 05/01/09 @ $104.88) §‡	(B- , B3)	05/01/13	9.750	406,875
1,000	Qwest Corp., Global Senior Notes	(BB- , Ba3)	09/01/11	7.875	1,047,500
750	Qwest Corp., Notes §	(BB- , Ba3)	11/15/08	5.625	743,437
862	Qwest Corp., Rule 144A, Senior Notes ‡	(BB- , Ba3)	06/15/15	7.625	894,325
100	Qwest Services Corp., Global Secured Notes
	(Callable 12/15/06 @ $106.75)	(B , Caa1)	12/15/10	13.500	115,500
500	SunGard Data Systems, Inc., Senior Unsecured
	Notes (Callable 08/15/09 @ $104.56)	(B- , B3)	08/15/13	9.125	521,875

					4,735,762

Energy - Other (4.1%)
550	Dynegy Holdings, Inc., Rule 144A, Secured Notes
	(Callable 07/15/08 @ $105.06) ‡	(B- , B3)	07/15/13	10.125	629,750
250	Dynegy Holdings, Inc., Senior Notes §	(CCC+ , Caa2)	04/01/11	6.875	251,875
400	EL Paso CGP Co., Notes	(B- , Caa1)	02/01/09	6.375	396,000
750	EL Paso CGP Co., Notes	(B- , Caa1)	06/15/10	7.750	774,375
700	El Paso Corp., Senior Notes §	(B- , Caa1)	05/15/11	7.000	714,000
1,000	El Paso Natural Gas Co., Global Senior Notes
	(Callable 08/01/07 @ $103.81)	(B , B1)	08/01/10	7.625	1,057,707
600	El Paso Production Holding Co., Global Company
	Guaranteed Notes (Callable 06/01/08 @ $103.02)	(B , B3)	06/01/13	7.750	639,750

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Other
$ 162	Giant Industries, Inc., Global Company Guaranteed
	Notes (Callable 05/15/07 @ $105.50)	(B- , B3)	05/15/12	11.000	$ 183,870
400	Giant Industries, Inc., Senior Subordinated Notes
	(Callable 05/15/09 @ $104.00) §	(B- , B3)	05/15/14	8.000	422,000
250	Inergy LP/Inergy Finance Corp., Rule 144A, Senior
	Notes (Callable 12/15/09 @ $103.44) ‡	(B- , B1)	12/15/14	6.875	246,250
500	Reliant Energy, Inc., Secured Notes
	(Callable 12/15/09 @ $103.38)	(B+ , B1)	12/15/14	6.750	495,000
700	Reliant Resources, Inc., Global Secured Notes
	(Callable 07/15/08 @ $104.75)	(B+ , B1)	07/15/13	9.500	782,250
250	SEMCO Energy, Inc., Global Senior Notes	(BB- , Ba2)	05/15/08	7.125	256,988
500	SEMCO Energy, Inc., Global Senior Notes
	(Callable 05/15/08 @ $103.87)	(BB- , Ba2)	05/15/13	7.750	523,597

					7,373,412

Environmental Services (0.3%)
250	Allied Waste North America, Inc., Series B, Global
	Company Guaranteed Notes	(BB- , B2)	04/01/08	8.875	265,000
250	Allied Waste North America, Inc., Series B, Global
	Senior Notes (Callable 04/15/09 @ $103.69) §	(B+ , Caa1)	04/15/14	7.375	235,000

					500,000

Finance - Other (1.8%)
475	CCM Merger, Inc., Rule 144A, Notes
	(Callable 08/01/09 @ $104.00) ‡	(B- , B3)	08/01/13	8.000	486,281
500	Corrections Corporation of America, Senior Notes
	(Callable 05/01/07 @ $103.75)	(BB- , B1)	05/01/11	7.500	521,250
200	FTI Consulting, Inc., Rule 144A, Senior Notes
	(Callable 06/15/09 @ $103.81) ‡	(B+ , Ba2)	06/15/13	7.625	204,250
2,025	General Motors Acceptance Corp., Global Notes §	(BB , Baa2)	12/01/14	6.750	1,910,531
100	Senior Housing Properties Trust, Senior Notes	(BB+ , Ba2)	01/15/12	8.625	112,750

					3,235,062

Food Processors/Beverage/Bottling (1.4%)
188	Birds Eye Foods, Inc., Company Guaranteed Notes
	(Callable 11/01/05 @ $101.98)	(B- , B3)	11/01/08	11.875	194,580
175	Burns, Philp Capital Property, Ltd., Global Company
	Guaranteed Notes (Callable 07/15/07 @ $104.88)	(B , B3)	07/15/12	9.750	191,625
100	Chiquita Brands International, Inc., Global Senior
	Notes (Callable 11/01/09 @ $103.75)	(B- , B3)	11/01/14	7.500	97,500
50	Del Monte Corp., Global Senior Subordinated
	Notes (Callable 12/15/07 @ $104.31)	(B , B2)	12/15/12	8.625	55,250
600	Eagle Family Foods, Inc., Series B,
	Company Guaranteed Notes
	(Callable 01/15/06 @ $100.00)	(CCC , Caa2)	01/15/08	8.750	495,000
365	Land O’ Lakes, Inc., Global Senior Notes
	(Callable 11/15/06 @ $104.38) §	(B- , B3)	11/15/11	8.750	385,075
280	National Wine & Spirits, Inc., Company Guaranteed
	Notes (Callable 01/15/06 @ $101.69)	(CCC+ , B3)	01/15/09	10.125	284,200
200	Smithfield Foods, Inc., Series B, Global Senior
	Notes	(BB , Ba2)	10/15/09	8.000	217,000
100	Swift & Co., Global Company Guaranteed Notes
	(Callable 10/01/06 @ $105.06)	(B+ , B1)	10/01/09	10.125	109,250
450	Swift & Co., Global Senior Subordinated Notes
	(Callable 10/01/06 @ $106.25)	(B , B2)	01/01/10	12.500	505,125

					2,534,605

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Gaming (5.6%)
$ 560	Ameristar Casinos, Inc., Global Company Guaranteed
	Notes (Callable 02/15/06 @ $105.38)	(B+ , B2)	02/15/09	10.750	$ 609,000
650	Argosy Gaming Co., Global Senior Subordinated
	Notes (Callable 01/15/09 @ $103.50)	(B+ , B1)	01/15/14	7.000	719,062
100	Aztar Corp., Global Senior Subordinated Notes
	(Callable 08/15/06 @ $104.50)	(B+ , Ba3)	08/15/11	9.000	108,500
500	Choctaw Resort Development Enterprise,
	Rule 144A, Senior Notes
	(Callable 11/15/11 @ $103.63) §‡	(BB- , B1)	11/15/19	7.250	511,250
350	Circus Circus & Eldorado, Global First Mortgage
	Notes (Callable 03/01/07 @ $105.06) §	(B+ , B1)	03/01/12	10.125	372,750
250	Herbst Gaming, Inc., Global Company Guaranteed
	Notes (Callable 11/15/09 @ $103.50)	(B- , B3)	11/15/14	7.000	255,625
250	Herbst Gaming, Inc., Global Senior Subordinated
	Notes (Callable 06/01/08 @ $104.06)	(B- , B3)	06/01/12	8.125	266,875
900	Inn of the Mountain Gods Resort, Global Senior
	Notes (Callable 11/15/07 @ $106.00) §	(B , B3)	11/15/10	12.000	1,042,875
250	Majestic Star Casino LLC, Company Guaranteed
	Notes (Callable 10/15/07 @ $104.75)	(B , B2)	10/15/10	9.500	257,812
800	MGM Mirage Inc., Company Guaranteed Notes	(BB , Ba2)	10/01/09	6.000	806,000
200	MGM Mirage Inc., Company Guaranteed Notes	(BB , Ba2)	09/15/10	8.500	221,500
400	MGM Mirage Inc., Company Guaranteed Notes §	(B+ , Ba3)	02/01/11	8.375	440,500
450	Mohegan Tribal Gaming Authority, Global
	Senior Subordinated Notes
	(Callable 08/15/09 @ $103.56)	(B+ , Ba3)	08/15/14	7.125	474,750
600	MTR Gaming Group, Inc., Global Company
	Guaranteed Notes (Callable 04/01/07 @ $104.88)	(B+ , B2)	04/01/10	9.750	654,750
500	Penn National Gaming, Inc., Company Guaranteed
	Notes (Callable 03/15/06 @ $104.44) §	(B , B2)	03/15/10	8.875	535,625
200	Riviera Holdings Corp., Global Company Guaranteed
	Notes (Callable 06/15/06 @ $105.50)	(B , B2)	06/15/10	11.000	220,500
250	Station Casinos, Inc., Global Senior Subordinated
	Notes (Callable 03/01/09 @ $102.58)	(B+ , B1)	03/01/16	6.875	258,750
100	Station Casinos, Inc., Rule 144A, Senior
	Subordinated Notes
	(Callable 03/01/09 @ $102.58) ‡	(B+ , B1)	03/01/16	6.875	103,500
873	Waterford Gaming LLC, Rule 144A, Senior Notes
	(Callable 09/15/08 @ $103.55) ‡	(B+ , B1)	09/15/12	8.625	934,110
500	Wheeling Island Gaming, Inc., Global Company
	Guaranteed Notes (Callable 12/15/05 @ $105.06)	(B+ , B3)	12/15/09	10.125	532,500
18	Windsor Woodmont Black Hawk, Series B, First
	Mortgage Notes ø^	(NR , NR)	03/15/05	13.000	1,415
700	Wynn Las Vegas LLC, Global Notes
	(Callable 12/01/09 @ $103.31)	(B+ , B2)	12/01/14	6.625	685,125

					10,012,774

Healthcare Facilities/Supplies (4.6%)
500	Alpharma, Inc., Rule 144A, Senior Notes
	(Callable 05/01/07 @ $104.31) ‡	(B- , B3)	05/01/11	8.625	497,500
600	Bio-Rad Laboratories, Inc., Global
	Senior Subordinated Notes
	(Callable 08/15/08 @ $103.75)	(BB- , Ba3)	08/15/13	7.500	649,500

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Healthcare Facilities/Supplies
$ 600	Concentra Operating Corp., Global Company
	Guaranteed Notes (Callable 08/15/07 @ $104.75)	(B- , B3)	08/15/10	9.500	$ 642,000
250	DaVita, Inc., Rule 144A, Senior Subordinated
	Notes (Callable 03/15/10 @ $103.63) ‡	(B , B3)	03/15/15	7.250	260,000
250	Extendicare Health Services, Inc., Company
	Guaranteed Notes (Callable 07/01/06 @ $104.75)	(B , B1)	07/01/10	9.500	270,625
250	Fisher Communications, Inc., Global Senior Notes
	(Callable 09/15/09 @ $104.31)	(B- , B2)	09/15/14	8.625	271,875
500	Fisher Scientific International, Inc., Global
	Senior Subordinated Notes
	(Callable 08/15/09 @ $103.38)	(BB+ , Ba3)	08/15/14	6.750	528,750
400	Fisher Scientific International, Inc., Rule 144A,
	Senior Subordinated Notes
	(Callable 07/01/10 @ $103.06) ‡	(BB+ , Ba3)	07/01/15	6.125	404,000
250	HCA, Inc., Global Notes §	(BB+ , Ba2)	01/15/15	6.375	257,131
240	Insight Health Services Corp., Series B,
	Company Guaranteed Notes
	(Callable 11/01/06 @ $104.94)	(CCC+ , B3)	11/01/11	9.875	209,400
325	Kinetic Concepts, Inc., Global Senior Subordinated
	Notes (Callable 05/15/08 @ $103.69)	(B+ , B2)	05/15/13	7.375	338,812
350	Medical Device Manufacturing, Inc., Global
	Company Guaranteed Notes
	(Callable 07/15/08 @ $105.00)	(B- , Caa1)	07/15/12	10.000	378,000
250	Medquest, Inc., Series B, Global Company
	Guaranteed Notes
	(Callable 08/15/07 @ $105.94)	(CCC+ , Caa1)	08/15/12	11.875	245,000
800	MQ Associates, Inc., Global Senior Discount
	Notes (Callable 08/15/08 @ $109.00) §+	(CCC+ , Caa2)	08/15/12	0.000	432,000
150	Owens & Minor, Inc., Global Company Guaranteed
	Notes (Callable 07/15/06 @ $104.13)	(BB- , Ba3)	07/15/11	8.500	160,875
344	PacifiCare Health Systems, Inc., Global
	Company Guaranteed Notes
	(Callable 06/01/06 @ $105.38)	(BBB- , Ba3)	06/01/09	10.750	378,830
150	Rotech Healthcare, Inc., Global Company
	Guaranteed Notes
	(Callable 04/01/07 @ $104.75)	(B+ , B2)	04/01/12	9.500	162,000
350	Rural/Metro Corp., Rule 144A, Senior Subordinated
	Notes (Callable 03/15/10 @ $104.94) ‡	(CCC+ , Caa1)	03/15/15	9.875	351,750
250	Tenet Healthcare Corp., Global Senior Notes	(B , B3)	07/01/14	9.875	268,750
750	Triad Hospital, Inc., Senior Subordinated Notes
	(Callable 11/15/08 @ $103.50)	(B , B3)	11/15/13	7.000	776,250
500	Universal Hospital Services, Inc., Global Senior
	Notes (Callable 11/01/07 @ $105.06) §	(B- , B3)	11/01/11	10.125	517,500
250	Vanguard Health Holding Co., Global
	Senior Subordinated Notes
	(Callable 10/01/09 @ $104.50)	(CCC+ , Caa1)	10/01/14	9.000	273,125

					8,273,673

Home Builders (2.2%)
380	Beazer Homes USA, Inc., Global Company
	Guaranteed Notes (Callable 04/15/07 @ $104.19)	(BB , Ba1)	04/15/12	8.375	409,925

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Home Builders
$ 300	D.R. Horton, Inc., Global Company Guaranteed
	Notes (Callable 04/15/07 @ $104.25)	(BB+ , Ba1)	04/15/12	8.500	$ 328,941
750	KB Home, Senior Notes	(BB+ , Ba1)	06/15/15	6.250	771,193
200	KB Home, Senior Subordinated Notes §	(BB- , Ba2)	12/15/08	8.625	218,931
150	Ryland Group, Inc., Senior Subordinated Notes
	(Callable 06/15/06 @ $104.56) §	(BB+ , Ba2)	06/15/11	9.125	158,470
350	Technical Olympic USA, Inc., Global Senior
	Subordinated Notes §	(B- , B2)	01/15/15	7.500	323,750
200	Toll Corp., Senior Subordinated Notes
	(Callable 12/01/06 @ $104.12)	(BB+ , Ba2)	12/01/11	8.250	216,500
350	WCI Communities, Inc., Global Company
	Guaranteed Notes
	(Callable 05/01/07 @ $104.56) §	(B+ , Ba3)	05/01/12	9.125	371,875
500	William Lyon Homes, Inc., Company Guaranteed
	Notes (Callable 04/01/08 @ $105.38)	(B , B2)	04/01/13	10.750	556,250
450	William Lyon Homes, Inc., Global Senior Notes
	(Callable 02/15/09 @ $103.75)	(B , B2)	02/15/14	7.500	436,500
250	William Lyon Homes, Inc., Global Senior Notes
	(Callable 12/15/08 @ $103.81)	(B , B2)	12/15/12	7.625	245,000

					4,037,335

Industrial - Other (1.1%)
400	Altra Industrial Motion, Inc., Rule 144A, Secured
	Notes (Callable 12/01/08 @ $104.50) ‡	(CCC+ , B3)	12/01/11	9.000	380,000
500	Amsted Industries, Inc., Rule 144A, Senior Notes
	(Callable 10/15/07 @ $105.12) ‡	(B , B3)	10/15/11	10.250	542,500
350	Hawk Corp., Global Senior Notes
	(Callable 11/01/09 @ $104.38)	(B , B2)	11/01/14	8.750	357,438
275	True Temper Sports, Inc., Global Company
	Guaranteed Notes
	(Callable 03/15/08 @ $104.19)	(CCC+ , Caa1)	09/15/11	8.375	257,125
500	Wolverine Tube, Inc., Rule 144A, Senior
	Notes §‡	(B , B3)	08/01/08	7.375	432,500

					1,969,563

Leisure (3.0%)
300	AMC Entertainment, Inc., Global Senior
	Subordinated Notes
	(Callable 02/01/07 @ $104.94) §	(CCC+ , B3)	02/01/12	9.875	304,500
350	AMC Entertainment, Inc., Global Senior
	Subordinated Notes
	(Callable 03/01/09 @ $104.00) §	(CCC+ , B3)	03/01/14	8.000	323,750
249	AMC Entertainment, Inc., Senior Subordinated
	Notes (Callable 02/01/06 @ $101.58) §	(CCC+ , B3)	02/01/11	9.500	248,377
250	Bally Total Fitness Holding Corp., Global Senior
	Notes (Callable 07/15/07 @ $105.25)	(CCC , Caa1)	07/15/11	10.500	255,000
550	Carmike Cinemas, Inc., Global Senior Subordinated
	Notes (Callable 02/15/09 @ $103.75)	(CCC+ , Caa1)	02/15/14	7.500	510,125
750	Cinemark USA, Inc., Global Senior Subordinated
	Notes (Callable 02/01/08 @ $104.50)	(B- , B3)	02/01/13	9.000	793,125
500	Cinemark, Inc., Global Senior Discount Notes
	(Callable 03/15/09 @ $104.88) +	(B- , Caa1)	03/15/14	0.000	347,500

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Leisure
$ 400	Icon Health & Fitness, Global Company
	Guaranteed, Senior Subordinated Notes
	(Callable 04/01/07 @ $105.62) §	(CCC- , Caa3)	04/01/12	11.250	$ 314,000
400	Six Flags, Inc., Global Senior Notes
	(Callable 02/01/06 @ $104.44) §	(CCC , Caa1)	02/01/10	8.875	397,000
400	Six Flags, Inc., Global Senior Notes
	(Callable 06/01/09 @ $104.81) §	(CCC , Caa1)	06/01/14	9.625	390,500
750	Speedway Motorsports, Inc., Global
	Senior Subordinated Notes
	(Callable 06/01/08 @ $103.38)	(B+ , Ba2)	06/01/13	6.750	778,125
600	Town Sports International, Inc., Global
	Company Guaranteed Notes
	(Callable 04/15/07 @ $104.81) §	(B- , B2)	04/15/11	9.625	639,750

					5,301,752

Lodging (0.7%)
450	Host Marriott Corp., Global Senior Notes
	(Callable 11/01/08 @ $103.56)	(B+ , Ba3)	11/01/13	7.125	471,937
350	Host Marriott Corp., Series I, Global Company
	Guaranteed Notes	(B+ , Ba3)	01/15/07	9.500	371,438
250	MeriStar Hospitality Corp., Global Company
	Guaranteed Notes §	(CCC+ , B2)	01/15/08	9.000	262,500
100	Starwood Hotels & Resorts Worldwide, Inc.,
	Global Company Guaranteed Notes #	(BB+ , Ba1)	05/01/12	7.875	112,500

					1,218,375

Metals & Mining (1.8%)
350	AK Steel Corp., Global Company Guaranteed Notes
	(Callable 06/15/07 @ $103.88) §	(B+ , B1)	06/15/12	7.750	327,250
250	California Steel Industries, Inc., Global Senior
	Notes (Callable 03/15/09 @ $103.06)	(BB- , Ba2)	03/15/14	6.125	234,375
450	International Steel Group, Inc., Global Senior
	Notes	(BB , Ba2)	04/15/14	6.500	450,000
400	Metallurg, Inc., Series B, Company Guaranteed
	Notes (Callable 12/01/05 @ $100.00)	(NR , Caa2)	12/01/07	11.000	394,000
100	Southern Peru Copper Corp., Rule 144A, Notes ‡	(BBB- , Ba1)	07/27/15	6.375	100,066
600	Southern Peru Copper Corp., Rule 144A, Notes ‡	(BBB- , Ba1)	07/27/35	7.500	595,835
350	UCAR Finance, Inc., Global Company Guaranteed
	Notes (Callable 02/15/07 @ $105.13) §	(B- , B2)	02/15/12	10.250	377,125
1,000	WCI Steel, Inc., Series B, Senior Notes ø	(NR , NR)	12/01/49	10.000	665,000

					3,143,651

Oil Equipment (0.6%)
500	Parker Drilling Co., Global Senior Notes
	(Callable 10/01/08 @ $104.81) §	(B- , B2)	10/01/13	9.625	570,000
176	Parker Drilling Co., Series B, Company Guaranteed
	Notes (Callable 11/15/05 @ $103.38) §	(B- , B2)	11/15/09	10.125	185,240
250	Pride International, Inc., Global Senior Notes
	(Callable 07/15/09 @ $103.69)	(BB- , Ba2)	07/15/14	7.375	275,625

					1,030,865

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Paper & Forest Products (2.1%)
$ 450	Appleton Papers, Inc., Series B, Global
	Senior Subordinated Notes
	(Callable 06/15/09 @ $104.88) §	(B+ , B3)	06/15/14	9.750	$ 434,250
250	Caraustar Industries, Inc., Global Company
	Guaranteed Notes
	(Callable 04/01/06 @ $105.25) §	(B- , Caa1)	04/01/11	9.875	255,625
850	Georgia-Pacific Corp., Global Company Guaranteed
	Notes (Callable 02/01/08 @ $104.69)	(BB+ , Ba2)	02/01/13	9.375	964,750
500	Georgia-Pacific Corp., Global Senior Notes	(BB+ , Ba3)	01/15/24	8.000	572,500
200	Georgia-Pacific Corp., Notes	(BB+ , Ba3)	05/15/06	7.500	205,000
600	Neenah Paper, Inc., Rule 144A, Senior Notes
	(Callable 11/15/09 @ $103.69) ‡	(B+ , B1)	11/15/14	7.375	591,000
500	Newark Group, Inc., Global Senior Subordinated
	Notes (Callable 03/15/09 @ $104.88)	(B- , Caa1)	03/15/14	9.750	462,500
150	Stone Container Corp., Global Senior Notes
	(Callable 02/01/06 @ $104.88)	(B , B2)	02/01/11	9.750	158,438
140	Stone Container Corp., Global Senior Notes
	(Callable 07/01/07 @ $104.19)	(B , B2)	07/01/12	8.375	143,150

					3,787,213

Pharmaceuticals (0.3%)
600	Mylan Labs, Inc., Rule 144A, Senior Notes ‡	(BB+ , Ba1)	08/15/10	5.750	601,500

Publishing (1.7%)
150	Dex Media East LLC, Global Company Guaranteed
	Notes (Callable 11/15/06 @ $104.94)	(B , B1)	11/15/09	9.875	165,375
300	Dex Media, Inc., Global Discount Notes
	(Callable 11/15/08 @ $104.50) +	(B , B3)	11/15/13	0.000	247,500
700	Dex Media, Inc., Global Notes
	(Callable 11/15/08 @ $104.00)	(B , B3)	11/15/13	8.000	752,500
750	Haights Cross Operating Co., Global
	Company Guaranteed Notes
	(Callable 08/15/08 @ $105.88)	(CCC , Caa1)	08/15/11	11.750	825,937
250	Houghton Mifflin Co., Global Senior Subordinated
	Notes (Callable 02/01/08 @ $104.94) §	(B- , Caa1)	02/01/13	9.875	273,750
425	PRIMEDIA, Inc., Global Company Guaranteed
	Notes (Callable 05/15/06 @ $104.44)	(B , B2)	05/15/11	8.875	449,969
400	Sheridan Acquisition Corp., Global Secured Notes
	(Callable 08/15/07 @ $105.13) §	(B , B1)	08/15/11	10.250	420,500

					3,135,531

Restaurants (0.9%)
500	Domino’s, Inc., Global Senior Subordinated Notes
	(Callable 07/01/07 @ $104.12)	(B- , B2)	07/01/11	8.250	541,250
250	Friendly Ice Cream Corp., Global Senior Notes
	(Callable 06/15/08 @ $104.19) §	(B- , B2)	06/15/12	8.375	246,250
450	Perkins Family Restaurant L.P., Series B, Senior
	Notes (Callable 12/15/05 @ $100.00) §	(NR , NR)	12/15/07	10.125	458,159
330	Sbarro, Inc., Company Guaranteed Notes
	(Callable 09/15/05 @ $103.67) §	(CCC+ , Caa2)	09/15/09	11.000	335,775

					1,581,434

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Retail-Food & Drug (1.2%)
$ 550	Delhaize America, Inc., Global Company
	Guaranteed Notes	(BB+ , Ba1)	04/15/11	8.125	$ 616,135
350	Pantry, Inc., Global Senior Subordinated Notes
	(Callable 02/15/09 @ $103.88)	(B- , B3)	02/15/14	7.750	361,375
550	Rite Aid Corp., Global Secured Notes
	(Callable 05/01/07 @ $104.06)	(B+ , B2)	05/01/10	8.125	569,938
350	Roundy’s, Inc., Series B, Global Company
	Guaranteed Notes (Callable 06/15/07 @ $104.44)	(B , B2)	06/15/12	8.875	372,750
150	Stater Brothers Holdings, Inc., Global Senior
	Notes (Callable 06/15/08 @ $104.06) §	(BB- , B1)	06/15/12	8.125	152,250

					2,072,448

Retail Stores (2.6%)
350	Asbury Automotive Group, Inc., Global
	Company Guaranteed Notes
	(Callable 06/15/07 @ $104.50) §	(B , B3)	06/15/12	9.000	365,750
450	AutoNation, Inc., Global Company Guaranteed
	Notes	(BBB- , Ba2)	08/01/08	9.000	498,375
550	Finlay Fine Jewelry Corp., Global Senior Notes
	(Callable 06/01/08 @ $104.19) §	(B+ , B2)	06/01/12	8.375	517,000
261	Jafra Cosmetics, Inc., Global Company Guaranteed
	Notes (Callable 05/15/07 @ $105.38)	(B- , B3)	05/15/11	10.750	293,625
900	JC Penney Company, Inc., Series MTNA, Notes §	(BB+ , Ba1)	10/15/15	6.875	979,258
500	Nebraska Book Company, Inc., Global
	Senior Subordinated Notes
	(Callable 03/15/08 @ $104.31)	(CCC+ , Caa1)	03/15/12	8.625	478,750
500	Perry Ellis International, Inc., Series B,
	Global Senior Subordinated Notes
	(Callable 09/15/08 @ $104.44)	(B- , B3)	09/15/13	8.875	511,250
500	Sonic Automotive, Inc., Series B, Global
	Senior Subordinated Notes
	(Callable 08/15/08 @ $104.31) §	(B , B2)	08/15/13	8.625	517,500
500	Southern States Cooperative, Inc.,
	Rule 144A, Senior Notes
	(Callable 11/01/07 @ $108.00) ‡	(B , B3)	11/01/10	10.500	500,000

					4,661,508

Satellite (0.9%)
455	Directv Holdings LLC, Global Senior Notes
	(Callable 03/15/08 @ $104.19)	(BB- , Ba2)	03/15/13	8.375	506,756
300	EchoStar DBS Corp., Global Company
	Guaranteed Notes	(BB- , Ba3)	10/01/14	6.625	299,250
500	EchoStar DBS Corp., Global Senior Notes	(BB- , Ba3)	10/01/11	6.375	500,625
227	PanAmSat Corp., Global Company Guaranteed
	Notes (Callable 08/15/09 @ $104.50)	(B+ , B1)	08/15/14	9.000	251,970

					1,558,601

Secondary Oil & Gas Producers (3.3%)
750	Chesapeake Energy Corp., Rule 144A, Senior
	Notes (Callable 07/15/10 @ $103.13) ‡	(BB- , Ba3)	01/15/18	6.250	744,375
650	Chesapeake Energy Corp., Senior Notes
	(Callable 01/15/09 @ $103.44)	(BB- , Ba3)	01/15/16	6.875	677,625
800	Forest Oil Corp., Global Senior Notes	(BB- , Ba3)	12/15/11	8.000	884,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Secondary Oil & Gas Producers
$ 300	Frontier Oil Corp., Global Senior Notes
	(Callable 10/01/07 @ $103.31)	(B+ , B1)	10/01/11	6.625	$ 313,500
250	Houston Exploration Company, Global
	Senior Subordinated Notes
	(Callable 06/15/08 @ $103.50)	(B+ , B2)	06/15/13	7.000	262,500
900	Kerr-McGee Corp., Company Guaranteed Notes	(BB+ , Ba3)	09/15/11	6.875	968,741
700	Plains Exploration & Production Company LP,
	Global Senior Subordinated Notes
	(Callable 07/01/07 @ $104.38)	(B+ , Ba3)	07/01/12	8.750	768,250
150	Pogo Producing Co., Series B, Senior
	Subordinated Notes
	(Callable 04/15/06 @ $104.13)	(BB , Ba3)	04/15/11	8.250	159,375
200	Range Resources Corp., Global Company
	Guaranteed Notes
	(Callable 03/15/10 @ $103.19)	(B , B3)	03/15/15	6.375	202,000
600	Swift Energy Co., Senior Notes
	(Callable 07/15/08 @ $103.81)	(BB- , B1)	07/15/11	7.625	630,000
345	Vintage Petroleum, Inc., Global Senior
	Subordinated Notes
	(Callable 05/15/06 @ $103.94)	(B , B1)	05/15/11	7.875	364,838

					5,975,204

Services-Other (4.4%)
1,000	Advanstar Communications, Inc., Global Secured
	Notes (Callable 02/15/08 @ $105.38)	(B- , B3)	08/15/10	10.750	1,140,000
400	Allied Security Escrow, Global Senior Subordinated
	Notes (Callable 07/15/08 @ $105.69)	(B- , Caa1)	07/15/11	11.375	398,000
400	Brand Services, Inc., Global Company Guaranteed
	Notes (Callable 10/15/07 @ $106.00)	(CCC+ , Caa1)	10/15/12	12.000	426,000
400	Brickman Group, Ltd., Series B, Global
	Company Guaranteed Notes
	(Callable 12/15/06 @ $105.88)	(B , B2)	12/15/09	11.750	458,000
300	Diamond Triumph Auto Glass, Inc.,
	Company Guaranteed Notes
	(Callable 04/01/06 @ $100.00)	(B- , Caa1)	04/01/08	9.250	218,250
500	Integrated Alarm Services Group, Inc.,
	Rule 144A, Secured Notes
	(Callable 11/15/08 @ $106.00) ‡	(B- , B3)	11/15/11	12.000	517,500
650	Iron Mountain, Inc., Company Guaranteed Notes
	(Callable 01/15/08 @ $103.88)	(B , Caa1)	01/15/15	7.750	672,750
650	Iron Mountain, Inc., Company Guaranteed Notes
	(Callable 07/01/08 @ $103.31) §	(B , Caa1)	01/01/16	6.625	622,375
200	Mail-Well, Inc., Global Company Guaranteed Notes
	(Callable 03/15/07 @ $104.81)	(B+ , B1)	03/15/12	9.625	217,000
250	Morton’s Restaurant Group, Inc., Global Secured
	Notes (Callable 07/01/07 @ $105.30) §	(B- , B2)	07/01/10	7.500	250,000
500	National Beef Packing Company LLC, Global Senior
	Notes (Callable 08/01/07 @ $105.25) §	(B- , B3)	08/01/11	10.500	535,000
200	Protection One Alarm Monitor, Series B, Global
	Company Guaranteed Notes	(B- , Caa1)	01/15/09	8.125	195,000
500	Rent-Way, Inc., Global Secured Notes	(B- , B3)	06/15/10	11.875	566,250
250	Southern Star Centennial Corp., Global Secured
	Notes (Callable 08/01/07 @ $104.25)	(B+ , B1)	08/01/10	8.500	272,500

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Services-Other
$ 350	United Rentals North America, Inc., Global
	Company Guaranteed Notes
	(Callable 02/15/08 @ $103.25)	(BB- , B2)	02/15/12	6.500	$ 342,125
750	United Rentals North America, Inc., Global
	Senior Subordinated Notes
	(Callable 11/15/08 @ $103.88) §	(B+ , B3)	11/15/13	7.750	735,000
488	WMG Holdings Corp., Rule 144A, Senior Discount
	Notes (Callable 12/15/09 @ $104.75) +‡	(B- , Caa2)	12/15/14	0.000	346,480

					7,912,230

Technology (2.6%)
600	Advanced Micro Devices, Inc., Global Senior Notes
	(Callable 11/01/08 @ $103.88)	(B- , B3)	11/01/12	7.750	610,500
200	Amkor Technology, Inc., Global Senior Notes §	(B- , B3)	02/15/08	9.250	190,000
900	Amkor Technology, Inc., Global Senior Notes
	(Callable 05/15/08 @ $103.88) §	(B- , B3)	05/15/13	7.750	769,500
450	Freescale Semiconductor, Inc., Global Senior Notes
	(Callable 07/15/09 @ $103.56)	(BB+ , Ba2)	07/15/14	7.125	481,500
550	Sanmina-SCI Corp., Global Company Guaranteed
	Notes (Callable 01/15/07 @ $105.19)	(BB- , Ba2)	01/15/10	10.375	613,250
750	Thomas & Betts Corp., Notes
	(Callable 06/01/08 @ $103.63)	(BBB- , Ba1)	06/01/13	7.250	796,492
1,050	Xerox Corp., Senior Notes
	(Callable 06/15/08 @ $103.81)	(BB- , Ba2)	06/15/13	7.625	1,126,125

					4,587,367

Textile/Apparel/Shoe Manufacturing (1.2%)
200	BGF Industries, Inc., Series B, Senior Subordinated
	Notes (Callable 01/15/06 @ $101.75)	(CCC- , Ca)	01/15/09	10.250	200,000
850	Levi Strauss & Co., Global Senior Notes
	(Callable 12/15/07 @ $106.13)	(B- , Caa3)	12/15/12	12.250	958,375
400	Phillips-Van Heusen Corp., Global Senior Notes
	(Callable 02/15/08 @ $103.63)	(BB , B2)	02/15/11	7.250	423,000
250	Phillips-Van Heusen Corp., Global Senior Notes
	(Callable 05/01/08 @ $104.06)	(BB , B2)	05/01/13	8.125	271,875
325	Quicksilver, Inc., Rule 144A, Senior Notes
	(Callable 04/15/10 @ $103.44) ‡	(BB- , B1)	04/15/15	6.875	329,063

					2,182,313

Tower (0.3%)
500	American Tower Corp., Global Senior Notes
	(Callable 10/15/08 @ $103.56)	(BB- , B3)	10/15/12	7.125	530,000

Transportation/Other (0.5%)
250	H-Lines Finance Holding Corp., Rule 144A,
	Senior Discount Notes
	(Callable 04/01/08 @ $105.50) +‡	(CCC+ , Caa2)	04/01/13	0.000	202,500
150	Kansas City Southern Railway, Global Company
	Guaranteed Notes	(B+ , B2)	10/01/08	9.500	163,875
500	Overseas Shipholding Group, Inc., Global Senior
	Notes (Callable 03/15/08 @ $104.12)	(BB+ , Ba1)	03/15/13	8.250	532,500

					898,875

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Utilities (7.7%)
$ 500	AES Corp., Rule 144A, Senior Secured Notes
	(Callable 05/15/08 @ $104.50) ‡	(B+ , Ba3)	05/15/15	9.000	$ 560,000
60	AES Corp., Senior Notes	(B- , B1)	06/01/09	9.500	67,200
650	AES Corp., Senior Notes	(B- , B1)	03/01/14	7.750	711,750
31	AES Corp., Senior Unsecured Notes	(B- , B1)	02/15/11	8.875	34,798
650	Allegheny Energy Supply Company LLC,
	Global Notes §	(B , Ba3)	03/15/11	7.800	713,375
800	Aquila, Inc., Senior Notes §	(B- , B2)	11/15/09	7.625	836,000
600	Calpine Corp., Rule 144A, Secured Notes
	(Callable 07/15/07 @ $104.25) §‡	(B- , NR)	07/15/10	8.500	465,000
1,000	Calpine Corp., Rule 144A, Secured Notes
	(Callable 07/15/08 @ $104.38) §‡	(B- , NR)	07/15/13	8.750	750,000
800	Calpine Corp., Senior Notes §	(CCC , Caa3)	02/15/11	8.500	560,000
500	Calpine Generating Company LLC, Global Secured
	Notes (Callable 04/01/08 @ $103.50) #	(B- , B3)	04/01/10	9.090	508,750
500	CMS Energy Corp., Global Senior Notes §	(B+ , B1)	08/01/10	7.750	542,500
500	CMS Energy Corp., Senior Notes	(B+ , B1)	07/15/08	8.900	547,500
540	CMS Energy Corp., Senior Notes §	(B+ , B1)	01/15/09	7.500	571,050
1,040	Edison Mission Energy, Senior Notes	(B+ , B1)	06/15/09	7.730	1,102,400
248	ESI Tractebel Acquisition Corp., Series B,
	Company Guaranteed Notes
	(Callable 06/30/08 @ $101.84)	(BB , Ba1)	12/30/11	7.990	260,839
500	Mirant Americas Generation LLC, Senior Notes ø	(NR , NR)	05/01/06	7.625	578,750
1,000	Mirant Corp., Rule 144A, Senior Notes §ø‡	(NR , NR)	07/15/04	7.400	945,000
252	National Waterworks, Inc., Series B, Global
	Company Guaranteed Notes
	(Callable 12/01/07 @ $105.25)	(B- , B3)	12/01/12	10.500	296,100
500	NorthWestern Corp., Rule 144A, Secured Notes
	(Callable 11/01/09 @ $102.94) ‡	(BB+ , Ba1)	11/01/14	5.875	517,500
400	NRG Energy, Inc., Rule 144A, Secured Notes
	(Callable 12/15/08 @ $104.00) ‡	(B , B1)	12/15/13	8.000	430,000
900	PSEG Energy Holdings LLC, Global Notes	(BB- , Ba3)	04/16/07	7.750	938,250
1,200	Sierra Pacific Resources, Global Senior Notes
	(Callable 03/15/09 @ $104.31)	(B- , B2)	03/15/14	8.625	1,335,000
450	TECO Energy, Inc., Notes	(BB , Ba2)	05/01/11	7.200	490,500

					13,762,262

Wireless (6.4%)
470	AirGate PCS, Inc., Secured Notes
	(Callable 01/01/06 @ $104.69)	(CCC , Caa1)	09/01/09	9.375	498,681
750	American Cellular Corp., Global Senior Notes
	(Callable 08/01/07 @ $105.00)	(B- , Caa1)	08/01/11	10.000	789,375
600	Centennial Communications, Global
	Company Guaranteed Notes
	(Callable 06/15/08 @ $105.06)	(CCC , B3)	06/15/13	10.125	678,750
441	Centennial Communications, Senior Subordinated
	Notes (Callable 12/15/05 @ $101.79)	(CCC , Caa3)	12/15/08	10.750	459,191
140	Dobson Cellular Systems, Inc., Global Secured
	Notes (Callable 11/01/08 @ $104.94) §	(CCC , B3)	11/01/12	9.875	155,575
750	Dobson Communications Corp., Global Senior
	Notes (Callable 10/01/08 @ $104.44) §	(CCC , Ca)	10/01/13	8.875	751,875
600	Horizon Lines LLC, Rule 144A, Notes
	(Callable 07/15/08 @ $105.69) ‡	(CCC+ , B3)	11/01/12	9.000	646,500

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Services-Other
$ 400	Horizon PCS, Inc., , Global Company Guaranteed
	Notes (Callable 07/15/08 @ $105.69)	(CCC , B3)	07/15/12	11.375	$ 456,000
1,000	IWO Escrow Co., Rule 144A, Secured Notes
	(Callable 01/15/07 @ $102.00) #‡	(CCC+ , B3)	01/15/12	7.349	1,025,000
1,500	Nextel Communications, Inc., Senior Notes
	(Callable 08/01/08 @ $103.69)	(BB , Ba3)	08/01/15	7.375	1,623,750
500	Nextel Partners, Inc., Global Senior Notes
	(Callable 07/01/07 @ $104.06)	(BB- , Ba3)	07/01/11	8.125	548,125
800	Rural Cellular Corp., Global Senior Subordinated
	Notes (Callable 01/15/06 @ $104.88) §	(CCC , Caa2)	01/15/10	9.750	801,000
1,100	Triton PCS, Inc., Global Company Guaranteed
	Notes (Callable 06/01/08 @ $104.25) §	(CCC- , Caa1)	06/01/13	8.500	1,017,500
750	Ubiquitel Operating Co., Global Senior Notes
	(Callable 03/01/07 @ $107.41)	(CCC , Caa1)	03/01/11	9.875	840,938
250	US Unwired, Inc., Global Secured Notes
	(Callable 06/15/08 @ $105.00)	(CCC- , Caa1)	06/15/12	10.000	290,000
800	Western Wireless Corp., Global Senior Notes
	(Callable 07/15/08 @ $104.63)	(CCC , Caa1)	07/15/13	9.250	916,000

					11,498,260

TOTAL CORPORATE BONDS (Cost $150,983,793)					159,543,811

FOREIGN BONDS (8.0%)
Broadcast/Outdoor (0.5%)
50	Call-Net Enterprises, Inc., Yankee
	Company Guaranteed Notes
	(Callable 01/01/06 @ $105.31) (Canada)	(B- , B3)	12/31/08	10.625	54,063
449	Corus Entertainment, Inc., Global
	Senior Subordinated Notes
	(Callable 03/01/07 @ $104.38) (Canada)	(B+ , B1)	03/01/12	8.750	487,726
375	Sun Media Corp., Global Company Guaranteed
	Notes (Callable 02/15/08 @ $103.81) (Canada)	(B , Ba3)	02/15/13	7.625	396,562

					938,351

Building Products (0.3%)
1,025	Maax Holdings, Inc., Rule 144A, Senior Discount
	Notes (Callable 12/15/08 @ $105.63)
	(Canada) +‡	(CCC+ , Caa1)	12/15/12	0.000	517,625

Cable (0.8%)
500	Kabel Deutschland GmbH, Rule 144A, Senior
	Notes (Callable 07/01/09 @ $105.31)
	(Germany) ‡	(B- , B2)	07/01/14	10.625	555,000
800	Videotron Ltee, Global Company Guaranteed
	Notes (Callable 01/15/09 @ $103.44) (Canada)	(B+ , Ba3)	01/15/14	6.875	822,000

					1,377,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS
Chemicals (0.3%)
$ 550	Acetex Corp., Global Senior Notes
	(Callable 08/01/05 @ $105.44) (Canada)	(B+ , B2)	08/01/09	10.875	$ 583,000

Containers (0.7%)
500	Crown European Holdings SA, Global Secured
	Notes (Callable 03/01/07 @ $104.75) (France)	(B+ , B1)	03/01/11	9.500	552,500
600	Crown European Holdings SA, Global Secured
	Notes (Callable 03/01/08 @ $105.44) (France)	(B , B2)	03/01/13	10.875	706,500

					1,259,000

Electronics/Information/Data Technology (0.2%)
300	Celestica, Inc., Senior Subordinated Notes
	(Callable 07/01/08 @ $103.94) (Canada) §	(B , B2)	07/01/11	7.875	310,500

Energy - Other (0.3%)
500	Harvest Operations Corp., Global Senior Notes
	(Callable 10/15/08 @ $103.94) (Canada)	(B- , B3)	10/15/11	7.875	492,500

Gaming (0.4%)
700	Kerzner International, Ltd., Global Company
	Guaranteed Notes (Callable 08/15/06 @ $104.44)
	(Bahamas)	(B , B2)	08/15/11	8.875	752,500

Industrial - Other (0.0%)
350	International Utility Structures, Inc., Yankee
	Senior Subordinated Notes
	(Callable 02/01/06 @ $100.00) (Canada) ø^	(NR , NR)	02/01/08	10.750	3,500

Leisure (0.4%)
200	Intrawest Corp., Global Senior Notes
	(Callable 10/15/08 @ $103.75) (Canada)	(B+ , B1)	10/15/13	7.500	207,000
500	NCL Corp., Rule 144A, Senior Notes
	(Callable 07/15/09 @ $105.31) (Bermuda) #‡	(B+ , B2)	07/15/14	11.625	535,000

					742,000

Metals & Mining (0.3%)
250	Gerdau Ameristeel Corp., Global Senior Notes
	(Callable 07/15/07 @ $105.38) (Canada)	(BB- , Ba3)	07/15/11	10.375	277,500
294	Ispat Inland ULC, Global Secured Notes
	(Callable 04/01/09 @ $104.88) (Canada)	(BBB+ , Ba1)	04/01/14	9.750	348,390

					625,890

Paper & Forest Products (1.3%)
500	Abitibi-Consolidated, Inc., Global Notes (Canada) §	(BB- , Ba3)	06/15/11	7.750	512,500
350	Ainsworth Lumber Company, Ltd., Global
	Company Guaranteed Notes
	(Callable 10/01/08 @ $103.63) (Canada)	(B+ , B2)	10/01/12	7.250	336,875
250	Ainsworth Lumber Company, Ltd., Yankee Senior
	Notes (Callable 03/15/09 @ $103.38) (Canada)	(B+ , B2)	03/15/14	6.750	231,250
1	Ainsworth Lumber Company, Ltd., Yankee Senior
	Notes (Canada)	(B+ , NR)	07/15/07	12.500	566

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS
Paper & Forest Products
$ 250	JSG Funding PLC, Global Senior Notes
	(Callable 10/01/07 @ $104.81) (Ireland)	(B- , B3)	10/01/12	9.625	$ 253,750
750	Norske Skog Canada, Ltd., Series D, Global
	Company Guaranteed Notes
	(Callable 06/15/06 @ $104.31) (Canada)	(BB- , Ba3)	06/15/11	8.625	780,000
250	Tembec Industries, Inc., Yankee Company
	Guaranteed Notes (Callable 06/30/06 @ $101.44)
	(Canada) §	(B , B3)	06/30/09	8.625	213,125

					2,328,066

Retail-Food & Drug (0.3%)
550	Jean Coutu Group (PJC), Inc., Global
	Senior Subordinated Notes
	(Callable 08/01/09 @ $104.25) (Canada) §	(B , B3)	08/01/14	8.500	547,938

Secondary Oil & Gas Producers (0.1%)
250	Compton Petroleum Corp., Global Senior Notes
	(Callable 05/15/06 @ $104.95) (Canada)	(B , B2)	05/15/09	9.900	271,250

Technology (1.3%)
650	Danka Business Systems PLC, Global Senior
	Notes (Callable 06/15/07 @ $105.50)
	(United Kingdom)	(B , B3)	06/15/10	11.000	516,750
750	Flextronics International, Ltd., Global
	Senior Subordinated Notes
	(Callable 11/15/09 @ $103.13)
	(Singapore) §	(BB- , Ba2)	11/15/14	6.250	746,250
600	Magnachip Semiconductor SA, Rule 144A,
	Senior Subordinated Notes
	(Callable 12/15/09 @ $104.00)
	(Luxembourg) ‡	(B- , B2)	12/15/14	8.000	583,500
500	STATS ChipPAC, Ltd., Global Company Guaranteed
	Notes (Callable 11/15/08 @ $103.38)
	(Singapore)	(BB , Ba2)	11/15/11	6.750	486,250

					2,332,750

Transportation/Other (0.7%)
450	Stena AB, Global Senior Notes
	(Callable 12/01/09 @ $103.50) (Sweden)	(BB- , Ba3)	12/01/16	7.000	432,562
250	Teekay Shipping Corp., Global Senior Notes
	(Marshall Islands) §	(BB- , Ba2)	07/15/11	8.875	288,125
500	Titan Petrochemicals Group, Ltd., Rule 144A,
	Company Guaranteed Notes (Bermuda) ‡	(B+ , B1)	03/18/12	8.500	472,500

					1,193,187

Wireless (0.1%)
125	Rogers Wireless Communications, Inc., Global
	Secured Notes (Canada)	(BB , Ba3)	05/01/11	9.625	147,188

TOTAL FOREIGN BONDS (Cost $14,528,148)					14,422,245

Number of
Shares		Value

COMMON STOCKS (0.8%)
Chemicals (0.1%)
$ 9,785	Huntsman Corp. *	$ 227,892

Food Processors/Beverage/Bottling (0.3%)
352	Crunch Equity Holding LLC, Class A *	431,161

Wireless (0.4%)
37,929	Alamosa Holdings, Inc. *	609,140
22,527	Dobson Communications Corp., Class A *	158,815

		767,955

TOTAL COMMON STOCKS (Cost $611,352)		1,427,008

PREFERRED STOCKS (0.5%)
Broadcast/Outdoor (0.5%)
138	Paxson Communications Corp. *§	912,406

Wireless (0.0%)
24	Dobson Communications Corp.	32,460

TOTAL PREFERRED STOCKS (Cost $1,143,856)		944,866

WARRANTS (0.0%)
Broadband (0.0%)
100	GT Group Telecom, Inc., Rule 144A, strike price $0.00, expires 2/01/10 *‡^	0

Textile/Apparel/Shoe Manufacturing (0.0%)
155	AGY Holding Corp., strike price $0.01 expires 01/02/10 *^	2

TOTAL WARRANTS (Cost $2,501)		2

SHORT-TERM INVESTMENT (23.3%)
41,765,941	State Street Navigator Prime Fund§§ (Cost $41,765,941)	41,765,941

TOTAL INVESTMENTS AT VALUE (121.6%) (Cost $209,035,591)		218,103,873
LIABILITIES IN EXCESS OF OTHER ASSETS (-21.6%)		(38,765,596)

NET ASSETS (100.0%)		$ 179,338,277

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service,
Inc. (“Moody’s”) are unaudited.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to a value of
$22,698,285 or 12.66% of net assets.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of
Trustees.
#	Variable rate obligations – The interest rate shown is the rate as of July 31, 2005.
+	Step Bond – The interest rate is as of July 31, 2005 and will reset at a future date.
ø	Security in default.
*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain Fund portfolio securities.

Federal Income Tax Cost – At July 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $209,035,591, $11,687,595, $(2,619,313) and $9,068,282, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Credit Suisse Opportunity Funds

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  September 29, 2005